As filed with the Securities and Exchange Commission on August 10, 2010
Registration No. 333-168061
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. 1          Post-Effective Amendment No.     ☐
(Check appropriate box or boxes)
Pacific Select Fund
(Exact Name of Registrant as Specified in Charter)
700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of Principal Executive Offices)          (Zip Code)
Registrant’s Telephone Number, including Area Code: (949) 219-6767
Robin S. Yonis
Vice President and General Counsel
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and Address of Agent for Service)
Copies to:
Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration statement becomes effective.
It is proposed that this filing will become effective on the thirtieth day after the date upon which it is filed, pursuant to Rule 488 under the Securities Act of 1933.
No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE
This Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 for the Pacific Select Fund, which was filed with the Securities and Exchange Commission on July 9, 2010, incorporates by reference the information contained in Parts A, B and C of such Registration Statement.
SIGNATURES
Pursuant to the requirements of the 1933 Act, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newport Beach and State of California, on the 10th day of August, 2010.

PACIFIC SELECT FUND
By:	/s/ Robin S. Yonis
Robin S. Yonis
Vice President and General Counsel

SIGNATURES
     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

James T. Morris*	Chairman of the Board of Trustees	August 10, 2010

Mary Ann Brown*	Chief Executive Officer	August 10, 2010

Mark Holmlund*	President	August 10, 2010

Brian D. Klemens*	Vice President and Treasurer (Principal Financial and Accounting Officer)	August 10, 2010

Gale K. Caruso*	Trustee	August 10, 2010

Lucie H. Moore*	Trustee	August 10, 2010

G. Thomas Willis*	Trustee	August 10, 2010

Frederick L. Blackmon*	Trustee	August 10, 2010

Nooruddin S. Veerjee*	Trustee	August 10, 2010

*By:	/s/ Robins S. Yonis	August 10, 2010

Robin S. Yonis,
as attorney-in-fact pursuant to power
of attorney filed herewith.

Pacific Select Fund
Power of Attorney
The undersigned Trustees and officers of Pacific Select Fund (the “Fund”) hereby appoint Robin S. Yonis, Sharon A. Cheever, Jeffrey S. Puretz, Douglas P. Dick, Anthony Zacharski, Laurene E. MacElwee, Howard T. Hirakawa and Carleton J. Muench each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Fund and each series of the Fund, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Fund to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Fund and each series of the Fund, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Fund related to the above.
The undersigned Trustees and officers of the Fund hereby execute this Power of Attorney effective the 12th day of January, 2010.

NAME	TITLE

/s/ James T. Morris James T. Morris	Chairman and Trustee

/s/ Mary Ann Brown Mary Ann Brown	Chief Executive Officer

/s/ Mark W. Holmlund Mark W. Holmlund	President

/s/ Brian D. Klemens Brian D. Klemens	Vice President and Treasurer

/s/ Frederick Blackman Frederick L. Blackmon	Trustee

/s/ Lucie H. Moore Lucie H. Moore	Trustee

/s/ G. Thomas Willis G. Thomas Willis	Trustee

/s/ Nooruddin S. Veerjee Nooruddin S. Veerjee	Trustee

/s/ Gale K. Caruso Gale K. Caruso	Trustee